Commitments and contingencies - Estimates of Future Commitments (Detail) - USD ($) $ in Thousands	Oct. 30, 2018	Dec. 31, 2019
Commitments Disclosure [Line Items]
Year 1		$ 273,117
Year 2		234,056
Year 3		108,853
Year 4		110,418
Year 5		107,257
Thereafter		809,665
Total		1,643,366
Power purchase
Commitments Disclosure [Line Items]
Year 1		30,672
Year 2		11,422
Year 3		11,338
Year 4		11,566
Year 5		11,796
Thereafter		179,412
Total		256,206
Gas supply and service agreements
Commitments Disclosure [Line Items]
Year 1		83,083
Year 2		60,699
Year 3		49,217
Year 4		46,406
Year 5		41,538
Thereafter		135,926
Total		416,869
Service agreements
Commitments Disclosure [Line Items]
Year 1		47,950
Year 2		40,456
Year 3		41,554
Year 4		45,611
Year 5		47,005
Thereafter		293,436
Total		516,012
Capital projects
Commitments Disclosure [Line Items]
Year 1		104,809
Year 2		114,806
Year 3		0
Year 4		0
Year 5		0
Thereafter		0
Total		219,615
Land easements
Commitments Disclosure [Line Items]
Year 1		6,603
Year 2		6,673
Year 3		6,744
Year 4		6,835
Year 5		6,918
Thereafter		200,891
Total		$ 234,664
Gaia Power Inc. vs APUC
Commitments Disclosure [Line Items]
Damages claimed by other party in lawsuit	$ 345,000
Punitive damages claimed by other party in lawsuit	$ 25,000